STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
STOCKHOLDERS' EQUITY
SCHEDULE OF COMMON STOCK SHARES RESERVED FOR ON AND AS-CONVERTED BASIS, FOR FUTURE ISSUANCE

As of December 31, 2024, the Company had reserved the following shares of common stock for future issuance:

December 31, 2024
Common stock options granted and outstanding	2,434,535
Shares reserved for issuance under the 2021 Plan	4,144,366
Reserved for future ESPP issuances	401,218
Total	6,980,119